Schedule of Investments (unaudited) September 30, 2023	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 1.1%
Azelis Group NV	53,023	$1,046,678

Denmark — 2.4%
DSV A/S	12,435	2,317,147

Finland — 1.3%
Metso OYJ	116,614	1,222,915

France — 39.1%
BNP Paribas SA	51,847	3,296,758
Capgemini SE	6,826	1,191,094
Hermes International	1,610	2,934,752
Legrand SA	19,152	1,759,806
L’Oreal SA	4,502	1,865,683
LVMH Moet Hennessy Louis Vuitton SE	9,328	7,041,058
Pernod Ricard SA	13,137	2,187,178
Safran SA	22,201	3,479,100
Sanofi	21,105	2,266,155
Sartorius Stedim Biotech	4,990	1,187,138
Schneider Electric SE	28,555	4,705,638
TotalEnergies SE	33,898	2,228,770
Vinci SA	27,130	3,001,420

		37,144,550

Germany — 20.0%
Aixtron SE	36,351	1,331,492
Beiersdorf AG	12,792	1,650,028
Commerzbank AG	124,116	1,408,635
CTS Eventim AG & Co. KGaA	13,552	769,259
Merck KGaA	10,158	1,693,413
MTU Aero Engines AG	11,787	2,134,738
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	5,325	2,073,834
SAP SE	31,724	4,106,419
Siemens AG, Registered Shares	26,699	3,815,518

		18,983,336

Ireland — 1.7%
AIB Group PLC	359,607	1,611,835

Italy — 8.0%
Ferrari NV	7,554	2,226,810
FinecoBank Banca Fineco SpA	66,462	802,546
Moncler SpA	23,542	1,364,376
UniCredit SpA	134,530	3,205,363

		7,599,095

Security	Shares		Value

Netherlands — 17.0%
ASM International NV		5,780	$2,413,684
ASML Holding NV(a)		12,880	7,583,100
BE Semiconductor Industries NV		15,186	1,485,288
Heineken NV		15,491	1,365,710
IMCD NV		18,249	2,307,307
QIAGEN NV(a)		26,300	1,061,194

			16,216,283

Spain — 1.7%
CaixaBank SA		398,438	1,587,373

Sweden — 1.0%
Beijer Ref AB, Class B		94,222	991,333

Switzerland — 2.5%
STMicroelectronics NV		55,597	2,397,513

United Kingdom — 2.5%
Allfunds Group PLC		72,047	396,791
RELX PLC		60,089	2,027,398

			2,424,189

United States — 3.2%
Linde PLC		8,171	3,042,472

Total Long-Term Investments — 101.5% (Cost: $76,924,050)			96,584,719

	Par (000)

Short-Term Securities

Time Deposits — 0.5%

United States — 0.5%
Citibank, 2.80%, 10/03/23	EUR	426	450,699

Total Short-Term Securities — 0.5% (Cost: $450,699)			450,699

Total Investments — 102.0% (Cost: $77,374,749)			97,035,418
Liabilities in Excess of Other Assets — (2.0)%			(1,917,230)

Net Assets — 100.0%			$95,118,188

(a)	Non-income producing security.

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Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock EuroFund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$467,555	$—		$(467,555	)(b)	$—	$—	$—	—	$6,208		$—
SL Liquidity Series, LLC, Money Market Series(a)	—	2	(b)	—		(2)	—	—	—	125	(c)	—

						$(2)	$—	$—		$6,333		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Belgium	$—	$1,046,678	$—	$1,046,678
Denmark	—	2,317,147	—	2,317,147
Finland	—	1,222,915	—	1,222,915
France	—	37,144,550	—	37,144,550
Germany	—	18,983,336	—	18,983,336
Ireland	—	1,611,835	—	1,611,835
Italy	—	7,599,095	—	7,599,095
Netherlands	—	16,216,283	—	16,216,283
Spain	—	1,587,373	—	1,587,373
Sweden	—	991,333	—	991,333
Switzerland	—	2,397,513	—	2,397,513
United Kingdom	—	2,424,189	—	2,424,189
United States	3,042,472	—	—	3,042,472

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock EuroFund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Time Deposits	$—	$450,699	$—	$450,699

	$3,042,472	$93,992,946	$—	$97,035,418

Currency Abbreviation

EUR	Euro

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